Stock-Based Compensation - Schedule of Stock Option Activity (Details) - Stock option [Member] - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 31, 2022	Dec. 31, 2024	Dec. 31, 2023
Schedule of Stock Option Activity [Line Items]
Number of Options, Outstanding Ending	46,132	72,140	49,656
Weighted Average Exercise Price, Outstanding Ending	$ 351	$ 219.8	$ 319.5
Weighted Average Remaining Life, Outstanding Ending	8 years 2 months 12 days	7 years 2 months 12 days	7 years 1 month 6 days
Intrinsic Value, Outstanding Ending	$ 2,034	$ 11	$ 726
Number of Options, Exercisable		62,694
Weighted Average Exercise Price, Exercisable		$ 213.4
Weighted Average Remaining Life, Exercisable		7 years
Intrinsic Value, Exercisable
Number of Options, Outstanding Vested and expected to vest		72,140
Weighted Average Exercise Price, Outstanding Vested and expected to vest		$ 219.8
Weighted Average Remaining Life, Outstanding Vested and expected to vest		7 years 2 months 12 days
Intrinsic Value, Outstanding Vested and expected to vest		$ 11
Number of Options, Outstanding Granted		29,195	10,736
Weighted Average Exercise Price, Outstanding, Granted		$ 70.4	$ 184.5
Weighted Average Remaining Life, Outstanding, Granted
Number of Options, Outstanding Exercised		(267)	(1,639)
Weighted Average Exercise Price, Outstanding Exercised		$ 57	$ 66
Weighted Average Remaining Life, Outstanding Exercised
Intrinsic Value, Outstanding Exercised
Number of Options, Outstanding Cancelled		(6,444)	(5,573)
Weighted Average Exercise Price Cancelled		$ 329.3	$ 399